Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Life Insurance Corp. Separate Account LLVA

(Separate Account)

Ameritas NLVA 6150

Prospectus Dated May 1, 2013

Ameritas No-Load VA 6150

Prospectuses Dated May 1, 2016

Supplement Dated May 1, 2020

1.	Subaccount underlying portfolios available as variable investment options for your Policy are:

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
American Century Investments	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund, Class I	Pursues total return using a strategy that seeks to protect against U.S. inflation.
American Century VP International Fund, Class I	Capital growth.
American Century VP Mid Cap Value Fund, Class I	Long-term capital growth; income is secondary.
American Funds Insurance Series®	Capital Research and Management Company (SM)
American Funds IS Blue Chip Income and Growth Fund, Class 1	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds IS Growth Fund, Class 1	Seeks to provide growth of capital.
American Funds IS Growth-Income Fund, Class 1	Seeks to achieve long-term growth of capital and income.
American Funds IS International Fund, Class 1	Seeks to provide long-term growth of capital.
American Funds IS New World Fund®, Class 1	Seeks to provide long-term capital appreciation.
Calvert Variable Products, Inc.	Calvert Research and Management
Calvert VP EAFE International Index Portfolio, Class I	Index: MSCI EAFE Index.
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I – Ameritas Investment Partners, Inc. (AIP)*	Index: Russell 2000 Index.
Calvert VP S&P 500 Index Portfolio** – AIP*	Index: S&P 500 Index.
Calvert VP Volatility Managed Growth Portfolio, Class F – AIP* and Milliman Financial Risk Management, LLC ("Milliman")	Growth and income.
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F – AIP* and Milliman	Income and growth.
Calvert VP Volatility Managed Moderate Portfolio, Class F – AIP* and Milliman	Current income.
Calvert Variable Series, Inc.	Calvert Research and Management
Calvert VP SRI Balanced Portfolio, Class I	Total return.
DFA Investment Dimensions Group Inc.	Dimensional Fund Advisors LP
VA Equity Allocation Portfolio - Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFAA")	Long-term capital appreciation.
VA Global Bond Portfolio – DFAL and DFAA	Market rate of return for a fixed income portfolio with low relative volatility of returns.
VA Global Moderate Allocation Portfolio	Total return consisting of capital appreciation and current income.
VA International Small Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA International Value Portfolio – DFAL and DFAA	Long-term capital appreciation.
VA Short-Term Fixed Portfolio – DFAL and DFAA	Stable real return in excess of the rate of inflation with a minimum of risk.
VA U.S. Large Value Portfolio	Long-term capital appreciation.
VA U.S. Targeted Value Portfolio	Long-term capital appreciation.

PF 817 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
DWS Variable Series I	DWS Investment Management Americas, Inc.
DWS Capital Growth VIP, Class A	Long-term growth of capital.
DWS Variable Series II	DWS Investment Management Americas, Inc.
DWS International Growth VIP, Class A	Long-term capital growth.
DWS Small Mid Cap Value VIP, Class A	Long-term capital appreciation.
Fidelity® Variable Insurance Products ***	Fidelity Management & Research Company LLC
Fidelity® VIP ContrafundSM Portfolio, Initial Class (1)	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM, Initial Class (1)	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index**.
Fidelity® VIP Government Money Market Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio, Initial Class (1)	Seeks to achieve capital appreciation.
Fidelity® VIP High Income Portfolio, Initial Class (1)	Seeks a high level of current income, while also considering growth of capital.
Fidelity® VIP Investment Grade Bond Portfolio, Initial Class (1)	Seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Mid Cap Portfolio, Initial Class (1)	Seeks long-term growth of capital.
Fidelity® VIP Overseas Portfolio, Initial Class (1,2)	Seeks long-term growth of capital.
Fidelity® VIP Strategic Income Portfolio, Initial Class (1,3)	Seeks a high level of current income. The fund may also seek capital appreciation.
Subadvisers: (1) Other investment advisers serve as sub-advisers for the fund, (2) FMR Investment Management (UK) Limited (FMR UK) and (3) FIL Investment Advisors (UK) Limited (FIA(UK))
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund, Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	Invesco Advisers, Inc.
Invesco V.I. American Franchise Fund, Series I	Seeks capital growth.
Invesco V.I. International Growth Fund, Series I	Long-term growth of capital.
MFS® Variable Insurance Trust	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series, Initial Class	Seeks capital appreciation.
MFS® Utilities Series, Initial Class	Seeks total return.
MFS® Variable Insurance Trust II	Massachusetts Financial Services Company
MFS® Research International Portfolio, Initial Class	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I – Morgan Stanley Investment Management Company	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.
Neuberger Berman Advisers Management Trust	Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I	Seeks growth of capital.
Neuberger Berman AMT Sustainable Equity Portfolio, Class I	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio, Administrative Class	Seeks maximum real return.
PIMCO Total Return Portfolio, Administrative Class	Seeks maximum total return.
Rydex Variable Trust	Guggenheim Investments
Guggenheim Long Short Equity Fund	Seeks long term capital appreciation.

PF 817 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Rydex Government Long Bond 1.2x Strategy Fund	Seeks to provide investment results that correspond, before fees and expenses, to 120% of daily price movement of Long Treasury Bond.
Rydex Inverse Government Long Bond Strategy Fund	Seeks to provide total returns that inversely correlate, before fees and expenses, to the daily price movements of Long Treasury Bond - a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument.
Rydex Inverse NASDAQ-100® Strategy Fund	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the NASDAQ-100 Index® on a daily basis.
Rydex Inverse S&P 500® Strategy Fund**	Seeks to provide investment results that match, before fees and expenses, the inverse (opposite) performance of the S&P 500® Index on a daily basis.
Rydex NASDAQ-100® Fund	Seeks to provide investment results that correspond, before fees and expenses, to the NASDAQ-100 Index® on a daily basis.
Rydex Nova Fund	Seeks to provide investment results that match, before fees and expenses, 150% of the performance of S&P 500® Index on a daily basis**.
Rydex Precious Metals Fund	Seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector.
Rydex Russell® 2000 1.5x Strategy Fund	Seeks to provide investment results that correlate, before fees and expenses, to 150% of performance of the Russell 2000® Index on a daily basis.
T. Rowe Price Equity Series, Inc.	T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio	Seeks to provide long-term capital growth. Income is a secondary objective.
Third Avenue Variable Series Trust	Third Avenue Management LLC
FFI Strategies Portfolio – Cadence Capital Management LLC	Long-term capital appreciation.
Vanguard® Variable Insurance Fund ****

(1)   Wellington Management Company, LLP
(2) The Vanguard Group, Inc.
(3) Hotchkis and Wiley Capital Management, LLC
(4) Lazard Asset Management LLC
(5) Jackson Square Partners, LLC
(6) Schroder Investment Management

North America Inc.
(7) Baillie Gifford Overseas Ltd.

Vanguard® Balanced Portfolio (1)	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard® Conservative Allocation Portfolio (2)	Seeks to provide current income and low to moderate capital appreciation.
Vanguard® Diversified Value Portfolio (3,4)	Seeks to provide long-term capital appreciation and income.
Vanguard® Equity Income Portfolio (1,2)	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.
Vanguard® Equity Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Vanguard® Global Bond Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Vanguard® Growth Portfolio (1,5)	Seeks to provide long-term capital appreciation.
Vanguard® High Yield Bond Portfolio (1)	Seeks to provide a high level of current income.

PF 817 5-20

FUND NAME	INVESTMENT ADVISER
Portfolio Name – Subadviser(s)	Portfolio Type / Summary of Investment Objective
Vanguard® International Portfolio (6,7)	Seeks to provide long-term capital appreciation.
Vanguard® Mid-Cap Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard® Moderate Allocation Portfolio (2)	Capital appreciation and a low to moderate level of current income.
Vanguard® Real Estate Index Portfolio (2)	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.
Vanguard® Short-Term Investment-Grade Portfolio (2)	Seeks to provide current income while maintaining limited price volatility.
Vanguard® Total Bond Market Index Portfolio (2)	Seeks to track the performance of a broad, market-weighted bond index.
Vanguard® Total International Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Vanguard® Total Stock Market Index Portfolio (2)	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

*	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
**	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
***	FIDELITY and Contrafund are registered service marks of FMR LLC. Used with permission.
****	Vanguard is a trademark of The Vanguard Group, Inc.

2.	The following is added to the first page of your prospectus:

Ameritas and its subsidiaries continuously monitor their various businesses, internal and external operations, the financial services industry as a whole, and the effects of various external events on our businesses. In response to the current COVID-19 pandemic, we have taken additional steps to continuously provide service to our policy owners. We continuously monitor the life insurance company’s investments, and are keeping abreast of developing strategies, in order to ensure that we maintain our financial strength during this unprecedented time of general uncertainty due to the pandemic.

3.     The instructions for electing to receive communications electronically, on page one of your prospectus, are replaced with the following:

You may elect to receive shareholder reports and other communications from us electronically by:

1.       Calling our Customer Service Center at 800-255-9678, or

2.       Visiting ameritasdirect.com and following these instructions:

•	Click on Account Access.
•	Select the appropriate type of Sign In and enter your login information.
•	Click on your variable policy number, then the Electronic Consent tab and click Accept to indicate your preference for electronic information.
•	First time users select Register and follow the simple registration prompts. You will need your policy number and Social Security Number or tax identification number and date of birth.

PF 817 5-20

4.     In the section titled Taxation of Death Proceeds, the first three sentences are revised to read as follows:

A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your annuity, even if all or a portion of the benefit is subject to federal income taxes.

All other provisions remain as stated in your Policy and prospectus as supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-255-9678.

PF 817 5-20